Investment Objectives and Goals	Oct. 31, 2025
BNY Mellon Global Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks total return (consisting of capital appreciation and income).
BNY Mellon International Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize total return through capital appreciation and income.